Fair Value Measurements (Details Textual) (USD $)	1 Months Ended
	Feb. 28, 2014	Jun. 30, 2013	Dec. 31, 2013	Nov. 30, 2011	Jul. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible Debt, Fair Value Disclosures			$ 2,250,000	$ 287,000	$ 287,000
Time Deposits, at Carrying Value	$ 53,000	$ 53,000
Time Deposits Annual Interest Rate	0.10%	0.10%
Time Deposits Maturity Date	Oct. 24, 2014	Feb. 24, 2014